Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share
Schedule of adjusted earnings per share

	2023		2022		2021
	£m		£m		£m
Profit attributable to equity holders of the Company	381		232		263

Weighted average number of ordinary shares in issue (million)	2,516		2,002		1,858
Adjustment for potentially dilutive shares (million)	11		12		8
Weighted average number of ordinary shares for diluted earnings per share (million)	2,527		2,014		1,866

Basic earnings per share	15.14	p	11.57	p	14.16	p
Diluted earnings per share	15.07	p	11.51	p	14.10	p